Related Party Agreements and Transactions - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) renewal_term	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Payable to Lilly	$ 268.7	$ 0.0
Net transfers (to)/from Lilly	(226.3)	873.3	$ (129.2)
Acquisition amount	0.0	882.1	45.0
Boehringer Ingelheim Vetmedica, Inc.
Related Party Transaction [Line Items]
Acquisition amount		882.1
Lilly
Related Party Transaction [Line Items]
Payable to Lilly	66.0
Stock-based compensation	26.0	25.0	20.4
Costs/(benefits) of defined benefit pension plan	(6.3)	73.7	11.3
Lilly | MSA
Related Party Transaction [Line Items]
Total net assets	95.6
Restricted cash retained	$ 202.7
Lilly | TSA
Related Party Transaction [Line Items]
Mark-up rate	7.00%
Revenue from related parties	$ 28.0
Lilly | Intellectual Property and Technology License Agreement
Related Party Transaction [Line Items]
Initial term	2 years
Number of renewal terms | renewal_term	3
Extension term	1 year
Lilly | Toll Manufacturing Arrangement
Related Party Transaction [Line Items]
Revenue from related parties	$ 7.0
Lilly | Manufacturing Support
Related Party Transaction [Line Items]
Revenue from related parties	3.7	6.2	5.5
Director | Commercial Operations
Related Party Transaction [Line Items]
Revenue from related parties	23.5	24.8	14.3
Accounts receivable	2.5	2.0
Purchases of goods and services	3.9	5.9	$ 7.1
Accounts payable	0.7	$ 0.4
IPO
Related Party Transaction [Line Items]
Amount transferred to parent	$ 4,200.0